CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 5,682,650	$ 457,041	$ 263,638
Accounts receivable	2,829,278	334,458	573,747
Inventory	1,614,520	507,500	573,800
Equipment Deposit	2,155,330	0
Security deposit	131,529	0
Other receivable	25,935	0
Prepaid expense and other current assets	74,116	0
Total current assets	12,513,358	1,298,999	1,411,185
Property and equipment, net	0	0
Right-of-use asset, net	588,799	45,381	136,836
Leasehold improvements, furniture, and equipment, net	1,879,536	10,512	20,000
Tradename - Trademarks	6,121,400	0
Intellectual Property	874,000	0
Customer Base	13,929,000	0
Investment in Can B Corp			1,000,000
Non-Competes	2,290,200	0
Goodwill	16,492,086	0
Total assets	54,688,379	1,354,892	2,568,021
Current liabilities:
Accounts payable and accrued expenses	3,255,436	3,089,773	1,852,563
Loans payable to officer and affiliated entity-noninterest bearing and due on demand	0	15,637	45,131
Notes payable, net	5,050,000	28,458	40,000
Deferred revenue	351,194	0
Other payables	35,713	0
Current portion of operating lease liability	249,203	49,147	90,982
Total current liabilities	8,941,546	3,183,015	2,028,676
Operating lease liability, long term	347,595	22,909
Non-current portion of operating lease liability			49,147
Contingent consideration	21,129,464	0
Total liabilities	30,418,605	3,183,015	2,077,823
Stockholders' and members' equity:
Common stock, $.001 par value; authorized 2,000,000,000 shares, 89,032,764 and 17,268,881 shares issued and outstanding respectively	89,034	17,269	14,577
Treasury stock, at cost - 0 and 1,000,000 shares common stock respectively	0	(516,528)	0
Additional paid-in capital	57,541,023	22,430,430	21,282,679
Accumulated deficit	(32,497,887)	(26,497,350)	(22,925,748)
Total Iconic Brands, Inc. stockholders' equity (deficiency)		(675,313)	1,530,049
Noncontrolling interests	(862,423)	(1,152,810)	(1,039,851)
Total stockholders' equity (deficit)	24,269,774	(1,828,123)	490,198
Total liabilities and stockholders' equity	54,688,379	1,354,892	2,568,021
Preferred Stock Series A [Member]
Stockholders' and members' equity:
Preferred stock	0	1	1
Preferred Stock Series E [Member]
Stockholders' and members' equity:
Preferred stock	0	2,115	2,790
Preferred Stock Series F [Member]
Stockholders' and members' equity:
Preferred stock	0	2,413,750	3,155,750
Preferred Stock Series G [Member]
Stockholders' and members' equity:
Preferred stock	0	1,475,000	$ 0
Preferred Stock Series A-2 [Member]
Stockholders' and members' equity:
Preferred stock	$ 27	$ 0